Impairments and Other Expenses - Additional Information (Details) $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) rig		Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)		Jun. 30, 2016 USD ($)		Jun. 30, 2015 USD ($)		Dec. 31, 2015 USD ($) facility		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Restructuring and Related Activities [Abstract]
Number of oil rigs | rig		362
Percent decline in oil rig count		30.00%
Loss on impairment of goodwill	$ 0	$ 33,745	[1]	$ 0	$ 0	[1]	$ 33,745	[2]	$ 0	[2]	$ 0
Loss on impairment of intangible assets											18,606	[3]	$ 0	[3],[4]	$ 0	[4]
Impairment of idled administrative and transload facilities											6,186		0		0
Severance, retention and relocation	$ 102	$ 2		$ 0	$ 0		$ 104		$ 0		$ 571		$ 0		$ 0
Transload facilities and equipment
Property, Plant and Equipment [Line Items]
Number of idled facilities | facility											5
Rail and rail equipment
Property, Plant and Equipment [Line Items]
Number of idled facilities | facility											3

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.